Supplemental Disclosures of Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Cash Flow Information

20. Supplemental Disclosures of Cash Flow Information

The Company’s supplemental disclosures of cash flow information are summarized as follows (in thousands):

	For the Six Months Ended June 30,
	2014	2013
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$154,843	$127,802
Cash paid (received) for taxes	(17,801)	55,444
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Servicing rights capitalized upon sales of loans	98,167	37,595
Real estate owned acquired through foreclosure	59,484	60,955
Residential loans originated to finance the sale of real estate owned	30,057	34,032
Acquisition of servicing rights	83,868	14,083

24.	Supplemental Disclosures of Cash Flow Information

The Company’s supplemental disclosures of cash flow information are summarized as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$278,679	$209,943	$154,815
Cash paid for income taxes	96,849	33,319	18,752
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Servicing rights capitalized upon transfers of loans	187,749	—	—
Real estate owned acquired through foreclosure	107,629	73,513	68,011
Residential loans originated to finance the sale of real estate owned	63,219	58,376	71,242
Acquisition of servicing rights	—	21,011	—
Issuance of common stock for acquisitions	—	41,346	40,220
Stock dividend	—	—	5,580